Label	Element	Value
TIAA-CREF Lifestyle Aggressive Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TIAA-CREF Funds	Supplement

TIAA-CREF Lifestyle Funds

SUPPLEMENT NO. 1

dated November 8, 2019 to the Statutory Prospectus

dated October 1, 2019

Effective immediately, each Lifestyle Fund’s target allocations to the U.S. Equity market sector will include investments in Class R6 shares of the Nuveen Dividend Value Fund, a series of Nuveen Investment Funds, Inc. The Nuveen Dividend Value Fund’s investment objective is long-term growth of capital and income. Under normal market conditions, the Nuveen Dividend Value Fund invests at least 80% of its assets in equity securities. The Nuveen Dividend Value Fund’s benchmark index is the Russell 1000® Value Index. For a detailed discussion of the investment strategies and risks of the Nuveen Dividend Value Fund, see the Prospectus for the Class R6 shares of the Nuveen Dividend Value Fund available on the Nuveen Dividend Value Fund’s website, www.nuveen.com/mutual-funds, by navigating to the Nuveen Dividend Value Fund’s web page for Class R6 shares and clicking on the “Prospectus” link. By on or about January 1, 2020, Teachers Advisors, LLC, the Lifestyle Funds’ investment adviser, expects allocations to the Nuveen Dividend Value Fund to range from approximately 1% to 3% of assets, depending on the Lifestyle Fund.

Risk/Return [Heading]	rr_RiskReturnHeading	TIAA-CREF Lifestyle Aggressive Growth Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	Effective immediately, the Annual Fund Operating Expenses table for the Lifestyle Aggressive Growth Fund on page 47 of the Statutory Prospectus is hereby replaced with the following:
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Sep. 30, 2020
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect estimates for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Acquired Fund fees and expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired Fund fees and expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial highlights in this Prospectus and the Fund’s annual report.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	Effective immediately, the table in the “Example” sub-section for the Lifestyle Aggressive Growth Fund on page 47 of the Statutory Prospectus is hereby replaced with the following:
TIAA-CREF Lifestyle Aggressive Growth Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	0.18%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.47%	[1],[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.75%
Waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[3]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.57%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 58
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	222
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	399
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 913
TIAA-CREF Lifestyle Aggressive Growth Fund | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	0.26%	[2]
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.47%	[1],[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.83%
Waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[3]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	247
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	443
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,009
TIAA-CREF Lifestyle Aggressive Growth Fund | Premier Class
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other expenses	rr_OtherExpensesOverAssets	0.18%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.47%	[1],[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.90%
Waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[3]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.72%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 74
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	269
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	481
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,091
TIAA-CREF Lifestyle Aggressive Growth Fund | Retirement Class
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	0.42%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.47%	[1],[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.99%
Waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[3]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.82%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 84
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	298
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	531
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,198
TIAA-CREF Lifestyle Aggressive Growth Fund | Retail Class
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.22%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.47%	[1],[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.04%
Waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[3]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.87%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 89
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	314
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	558
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,256

[1]	"Acquired Fund fees and expenses" are the Fund's proportionate amount of the expenses of any investment companies or pools in which it invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because "Acquired Fund fees and expenses" are included in the chart above, the Fund's operating expenses here will not correlate with the expenses included in the Financial highlights in this Prospectus and the Fund's annual report.
[2]	Restated to reflect estimates for the current fiscal year.
[3]	Under the Fund's expense reimbursement arrangements, the Fund's investment adviser, Teachers Advisors, LLC ("Advisors"), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund fees and expenses and extraordinary expenses) that exceed: (i) 0.10% of average daily net assets for Institutional Class shares; (ii) 0.25% of average daily net assets for Advisor Class shares; (iii) 0.25% of average daily net assets for Premier Class shares; (iv) 0.35% of average daily net assets for Retirement Class shares; and (v) 0.49% of average daily net assets for Retail Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2020, unless changed with approval of the Board of Trustees.